STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation to statutory reserves	¥ 91.1	¥ 139.1	¥ 79.1
Net assets subject to restriction on the distribution of share capital	¥ 20,300.0